ACTIVE ASSETS GOVERNMENT TRUST

ACTIVE ASSETS PRIME TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

April 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Active Assets Government Trust

File Nos. 333-81184; 811-21024

Active Assets Prime Trust

File Nos. 333-91725; 811-09713

Ladies and Gentlemen:

On behalf of Active Assets Government Trust and Active Assets Prime Trust (“Registrants”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrants. These exhibits contain the risk/return summary information in the prospectus for each Registrant dated October 30, 2015. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 31, 2016 for the Registrants.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti